Document and Entity Information	12 Months Ended
Jun. 30, 2026
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Evolution Petroleum Corp
Entity Central Index Key	0001006655
Amendment Flag	false